CONVERTIBLE DEBENTURES (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	0 Months Ended			1 Months Ended
	Jan. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Sep. 30, 2012	Apr. 30, 2013	Jan. 25, 2013	Sep. 09, 2014	Nov. 11, 2013	Nov. 30, 2013	Nov. 30, 2016	Dec. 31, 2015	Apr. 30, 2014
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt		$ 3,500,000	$ 1,765,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.1892
Debt Instrument, Unamortized Discount		891,402								(2,085,936)	(1,394,819)
Paid-in-Kind Interest		61,778	98,739
Debt Instrument Prepayment Threshold Trading Days Ending Prior To Prepayment Notice	30
Embedded Derivative, Fair Value of Embedded Derivative Liability		1,670,704	164,811
Convertible Debt										1,414,064
Debt Instrument, Face Amount		1,440,000	325,000							3,500,000	1,765,000
Legal Fees		3,604,000
Debt Issuance Cost		19,156	83,760
Derivative Liability, Current			540,000
Derivative, Gain (Loss) on Derivative, Net		(592,945)	475,189
Amortization of Debt Discount (Premium)		634,267	991,180
Gains (Losses) on Extinguishment of Debt		(2,699,022)	(343,517)
Gain (Loss) On Shares Conversion		(2,216,107)
Chairman And Chief Executive Officer And One Director [Member] | Convertible Debenture Due September 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt				300,000
President Chief Executive Officer And Director And Other Two Directors [Member] | Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt	250,000
Convertible Debenture Without Conversion Features [Member] | Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Convertible Debt, Fair Value Disclosures						1,490,000
Debt Instrument, Face Amount		200,000
Debenture Conversion Feature [Member] | Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability						1,180,000
Embeded Derivatives Conversion Features [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.1892
Convertible Debenture Without Conversion Features [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Convertible Debt, Fair Value Disclosures									2,710,000
Embeded Derivatives Conversion Features [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability									1,570,000
Warrants Not Settleable in Cash, Fair Value Disclosure									740,000
Relative fair value of Convertible Debenture Warrant									515,936
Convertible Debenture Due September 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Debt Instrument, Convertible, Latest Date				Sep. 12, 2016
Proceeds from Convertible Debt				750,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.092
Debt Instrument, Unamortized Discount				717,000
Debt Instrument Prepayment Notice Period				30 days
Debt Conversion, Original Debt, Amount					750,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					8,152,170
Debt Conversion Converted Instrument Additional Shares Issued (in Shares)					100,725
Paid-in-Kind Interest					9,300
Interest Expense, Debt					717,000
Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt	1,765,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	0.15
Debt Instrument, Unamortized Discount						(1,394,819)					1,394,819
Debt Instrument Prepayment Notice Period	30 days
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)	0.15
Debt Instrument, Convertible, Threshold Trading Days	10
Debt Instrument Prepayment Threshold Trading Days	20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	5,882,745	276,014
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	0.30
Convertible Debt, Fair Value Disclosures						2,670,000
Embedded Derivative, Fair Value of Embedded Derivative Liability						1,180,000					1,180,000	1,671,000
Warrants Not Settleable in Cash, Fair Value Disclosure						370,000
Relative fair value of Convertible Debenture Warrant		17,360				214,819					214,819
Convertible Debt Instrument Including Embedded Derivative Relative Fair Value						1,550,181
Convertible Debt						370,181
Debt Instrument, Face Amount		1,240,000	325,000			1,765,000
Derivative Liability and Warrant						1,394,819
Fair Value Inputs, Discount Rate						18.60%
Cash Fee Compensation Placement Agent		41,400
Legal Fees		25,000
Debt Issuance Cost		83,760
Derivative Liability, Current		0	540,000
Derivative, Gain (Loss) on Derivative, Net		1,131,000	475,000
Amortization of Debt Discount (Premium)		233,000	273,000
Debt Instrument, Increase, Accrued Interest		9,000	5,878
Debt Instrument Convertible Number Of Equity Instruments For Principal (in Shares)		8,267,080	2,166,775
Debt Instrument Convertible Number Of Equity Instruments For Interest (in Shares)		29,633	20,125
Gains (Losses) on Extinguishment of Debt		482,915	343,517
Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) [Line Items]
Proceeds from Convertible Debt									3,500,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.3784
Debt Instrument, Unamortized Discount									2,085,936
Debt Instrument Prepayment Notice Period									30 days
Debt Conversion, Converted Instrument, Shares Issued (in Shares)							18,498,943		9,249,472
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)									$ 0.142
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							9,249,472
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares)									1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.31
Convertible Debt, Fair Value Disclosures									4,280,000
Embedded Derivative, Fair Value of Embedded Derivative Liability									1,570,000
Relative fair value of Convertible Debenture Warrant									515,936
Convertible Debt Instrument Including Embedded Derivative Relative Fair Value									2,984,064
Convertible Debt									1,414,064
Debt Instrument, Face Amount							3,500,000		3,500,000
Fair Value Inputs, Discount Rate								16.00%
Derivative Liability, Current		1,032,000	0
Derivative, Gain (Loss) on Derivative, Net		538,000	0
Amortization of Debt Discount (Premium)		401,000	0
Debt Instrument, Increase, Accrued Interest							173,000
Conversion of Stock, Shares Issued (in Shares)							3,500
Retirement and Cancellation Of Shares (in Shares)							15,978,943
Gain (Loss) On Shares Conversion							$ 2,216,000